Leases - Schedule of Rent Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Minimum rentals	$ 2,418	$ 2,317	$ 2,320
Contingent rentals	35	34	36
Gross lease rental expense	2,453	2,351	2,356
Less: sublease income	(24)	(22)	(21)
Net lease rental expense	$ 2,429	$ 2,329	$ 2,335